Post-employment Benefits (Details 10) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Increase By One Percent [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	R$ (826,777)
Impacts on the obligations of healthcare program	(195,345)
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	82,208
Impact on cost of service for the following financial year of healthcare program	392
Sensitivity of the service cost
Impacts on the obligations of the pension	320
Impacts on the obligations of healthcare program	1,040
Decrease In One Percent [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	823,400
Impacts on the obligations of healthcare program	185,544
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	(80,982)
Impact on cost of service for the following financial year of healthcare program	(386)
Sensitivity of the service cost
Impacts on the obligations of the pension	(313)
Impacts on the obligations of healthcare program	R$ (883)